Operating expenses - Payroll Costs, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (100)	€ 1,600
Increase (decrease) in employee benefit expense, percentage	(1.10%)	15.10%
Sponsorship transition payroll expense	€ 800
End of period headcount) (employee) | employee	97	108	102
Share-based payments	€ 3,539	€ 4,298	€ 3,222
Short-term employee benefits expense	20,800	20,000	€ 19,200
Increase (decrease) in bonus payments		1,300
Higher bonus payment amount	600
Sponsorship transition amount	800
Other variance amount	100
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ 200	€ 200
Increase (decrease) in employee benefit expense, percentage	2.00%	1.80%
Short-term employee benefits accruals		€ 400
Cash-Settled Share-Based Payment Taxes		800
End of period headcount) (employee) | employee	31		26	28
Share-based payments		€ 3,000	€ 3,800	€ 2,900
Higher bonus payment amount	€ 400